Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Information of Offsetting of Financial Assets and Financial Liabilities

The following tables provide information about the offsetting of financial assets and financial liabilities at March 31, 2013 and 2014. The tables include derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

				Amounts not offset on the balance sheet(3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet(2)	Financial instruments(4)	Cash collateral	Net amounts
	(in billions of yen)
2013
Assets (1):
Derivatives	13,019	—	13,019	11,289	446	1,284
Receivables under resale agreements	8,869	—	8,869	8,812	—	57
Receivables under securities borrowing transactions	5,544	—	5,544	5,534	—	10

Total	27,432	—	27,432	25,635	446	1,351

Liabilities (1):
Derivatives	12,712	—	12,712	11,234	653	825
Payables under repurchase agreements	17,397	—	17,397	17,280	—	117
Payables under securities lending transactions	11,326	—	11,326	11,320	—	6

Total	41,435	—	41,435	39,834	653	948

2014
Assets (1):
Derivatives	9,880	—	9,880	8,702	406	772
Receivables under resale agreements	8,236	—	8,236	8,200	—	36
Receivables under securities borrowing transactions	4,990	—	4,990	4,978	—	12

Total	23,106	—	23,106	21,880	406	820

Liabilities (1):
Derivatives	9,648	—	9,648	8,621	431	596
Payables under repurchase agreements	16,690	—	16,690	16,667	—	23
Payables under securities lending transactions	6,085	—	6,085	6,082	—	3

Total	32,423	—	32,423	31,370	431	622

Notes:

(1)	Amounts relating to master netting arrangements or similar agreements where the Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.